UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067
(Address of principal executive offices) (Zip code)

Harvey Neiman
6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The
Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange
Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

SEMI-ANNUAL REPORT September 30, 2008

Neiman Large Cap Value Fund
Semi-Annual Report
November 2008

Dear Shareholders:

     Management does not usually write a semi-annual letter to our shareholders, feeling that once a year our annual letter will generally suffice. However, so much has happened by way of the meltdown of the stock markets in recent months, we felt it prudent and necessary to communicate to our shareholders.

     As of September 30, 2008, the Neiman Large Cap Value Fund generated a total return of -9.01%, year to date, from the beginning of the calendar year 2008. Negative returns are unfortunate and unintended, but given the recent state of the economy, we are able to report that our negative performance was not as severe as our benchmark. The S&P 500 Index generated a total negative return of -19.29%, during the same year to date period. The performance of our Fund was more than 10% better than our benchmark.

     At the time of this writing, our country has elected a new president, and the stock markets have experienced a dramatic meltdown, well below the levels of September 30, 2008. Our Fund has likewise experienced further declines. We are still able to report that the S&P 500 Index has fallen more on a total return basis than has our Fund in recent weeks.

     Defensively speaking, in the effort to protect our clients' investments, we have sold off several of our worst performing stock holdings. It was our intent to weed out stocks that have performed worse than the stock market generally, during this meltdown. As a result we have increased our cash position in the Fund, holding a larger percentage of cash than normal, as a buffer against continued downtrends. On a limited basis, we are using some cash to continue to invest in what we feel are high quality stocks, in order to be well positioned when the stock markets eventually start to recover. We do not have a crystal ball and cannot predict when the markets will recover. As a result, we are careful to choose stocks with good balance sheets and that pay strong dividends. Hopefully, these fundamentally strong stocks will weather the storm better than most.

     Our efforts to protect our shareholders have been recognized by at least one of the major mutual fund rating agencies. As of November 4, 2008, Morningstar has awarded our Fund 5 Stars overall, its highest performance rating, covering the entire period of our existence, from April 1, 2003, until the present. We feel that the rating of 5 Stars says that we are doing a good job in the effort to protect our shareholders.

     We will do our utmost to continue to earn 5 Stars, in good times and bad. Thank you for your confidence and for investing in Neiman Large Cap Value Fund.

Harvey Neiman President

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICES CONTINUALLY FLUCTUATE, SUCH THAT WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2008 Semi-Annual Report 1

NEIMAN LARGE CAP VALUE FUND (Unaudited)

            Neiman Large Cap Value Fund
by Industry Sectors (as a percentage of Net Assets)
                            (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2008

9/30/08 NAV $19.83

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Neiman Large Cap Value Fund	(6.16)%	6.52%	6.72%	6.08%
S&P 500(B)	(21.98)%	0.22%	5.16%	7.95%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2008 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     Neiman Capital Management, LLC, the Fund’s Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on April 1, 2008 and held through September 30, 2008.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2008 to
	April 1, 2008	September 30, 2008	September 30, 2008

Actual	$1,000.00	$920.36	$8.42

Hypothetical	$1,000.00	$1,016.29	$8.85
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2008 Semi-Annual Report 3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets
Accident & Health Insurance
5,200	Principal Financial Group, Inc. +	$ 226,148	2.23%
Air Courier Services
1,500	FedEx Corporation +	118,560	1.17%
Canned, Frozen & Preservd Fruit, Veg & Food Specialties
2,900	HJ Heinz Co.	144,913	1.43%
Cigarettes
4,000	Altria Group Inc. +	79,360
5,000	Philip Morris International Inc. +	240,500
4,200	Reynolds American Inc. +	204,204
		524,064	5.16%
Construction Machinery & Equipment
2,000	Caterpillar, Inc.	119,200	1.17%
Crude Petroleum & Natural Gas
2,500	Apache Corp. +	260,700
6,000	Chesapeake Energy Corp. +	215,160
2,500	Devon Energy Corporation +	228,000
2,500	EnCana Corp. +	164,325
		868,185	8.55%
Drilling Oil & Gas Wells
2,000	Transocean, Inc. +	219,680	2.16%
Electric & Other Services
2,800	Exelon Corp. +	175,336	1.73%
Electric Services
6,000	American Electric Power Co. Inc. +	222,180
1,500	Entergy Corp. +	133,515
6,000	Southern Co. +	226,140
		581,835	5.73%
Fire, Marine & Casualty Insurance
4,000	The Chubb Corporation +	219,600	2.16%
Food and Kindred Products
5,000	Kraft Foods Inc. +	163,750	1.61%
Insurance Agents, Brokers & Service
2,000	Hartford Financial Services Group Inc. +	81,980	0.81%
Life Insurance
5,000	Lincoln National Corp. +	214,050	2.11%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
3,000	VF Corp. +	231,930	2.29%
Motor Vehicle Parts & Accessories
3,000	Honeywell International Inc. +	124,650	1.23%
National Commercial Banks
8,000	JPMorgan Chase & Co. +	373,600	3.68%
Petroleum Refining
3,000	Chevron Corp. +	247,440
2,500	ConocoPhillips +	183,125
2,500	Exxon Mobil Corp. +	194,150
4,000	Marathon Oil Corp. +	159,480
		784,195	7.73%
Pharmaceutical Preparations
4,000	Wyeth +	147,760	1.46%
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co. +	64,480	0.64%

* Non-income producing security. + Portion or all of the Security is pledged as collateral for call options written. The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2008 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets
Railroads, Line-Haul Operating
6,000	Canadian National Railway +	$ 286,980
3,000	Norfolk Southern Corp. +	198,630
		485,610	4.78%
Rolling, Drawing & Extruding of Nonferrous Metals
5,000	Alcoa, Inc. +	112,900	1.11%
Search, Detection, Navigation, Guidance, Aeronautical Systems
3,000	Northrop Grumman Corporation +	181,620
3,000	Raytheon Company +	160,530
		342,150	3.37%
Ship and Boat Building & Repairing
2,800	General Dynamics Corp. +	206,136	2.03%
State Commercial Banks
5,000	Capital One Financial Corp. +	255,000	2.51%
Wholesale - Drugs Proprietaries & Druggists' Sundries
4,000	McKesson Corporation +	215,240	2.12%
Total for Common Stocks (Cost $7,824,008)		7,000,952	68.97%
Cash Equivalents
3,207,790	AIM Liquid Assets Rate 3.11% ***	3,207,790	31.61%
Total for Cash Equivalents (Cost $3,207,790)
	Total Investments	10,208,742	100.58%
	(Identified Cost $11,031,798)
	Liabilities in Excess of Other Assets	(59,299)	-0.58%
	Net Assets	$ 10,149,443	100.00%

* Non-income producing security.
+ Portion or all of the Security is pledged as collateral for call options written.
*** Variable Rate Security; The Yield Rate shown represents
the rate at September 30, 2008.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Written Options
	September 30, 2008 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
Alcoa, Inc.
October 2008 Calls @ 40.00	1,500	$ 75
October 2008 Calls @ 42.50	1,500	15
January 2009 Calls @ 45.00	2,000	180
		270
Altria Group Inc.
December 2008 Calls @ 22.50	2,000	780
American Electric Power Co. Inc.
November 2008 Calls @ 45.00	1,000	150
November 2008 Calls @ 47.50	1,000	80
		230
Apache Corp.
October 2008 Calls @ 130.00	500	150
October 2008 Calls @ 150.00	1,000	250
		400
Canadian National Railway
October 2008 Calls @ 60.00	1,000	100
January 2009 Calls @ 60.00	1,500	900
		1,000
Capital One Financial Corp.
December 2008 Calls @ 50.00	2,000	14,200
Chesapeake Energy Corp.
October 2008 Calls @ 60.00	1,000	50
October 2008 Calls @ 65.00	1,000	50
		100
Chevron Corp.
December 2008 Calls @ 115.00	1,000	100
The Chubb Corporation
October 2008 Calls @ 55.00	1,000	2,740
January 2009 Calls @ 55.00	1,000	4,700
January 2009 Calls @ 60.00	1,000	2,000
		9,440
ConocoPhillips
November 2008 Calls @ 105.00	1,500	150
November 2008 Calls @ 110.00	1,000	120
		270
Devon Energy Corporation
October 2008 Calls @ 115.00	1,000	410
October 2008 Calls @ 120.00	1,000	250
		660
duPont (E.I) deNemours & Co.
January 2009 Calls @ 50.00	1,600	960
EnCana Corp.
October 2008 Calls @ 85.00	1,000	200
October 2008 Calls @ 95.00	1,000	100
		300
Entergy Corp.
December 2008 Calls @ 130.00	1,500	600
Exelon Corp.
October 2008 Calls @ 95.00	1,000	50
October 2008 Calls @ 100.00	1,000	100
January 2009 Calls @ 110.00	800	120
		270
Exxon Mobil Corp.
October 2008 Calls @ 95.00	1,000	60
January 2009 Calls @ 90.00	500	745
		805

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 6

Neiman Large Cap Value Fund

		Schedule of Written Options
	September 30, 2008 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

FedEx Corporation
October 2008 Calls @ 95.00	600	$ 114
January 2009 Calls @ 90.00	900	2,880
		2,994
General Dynamics Corp.
November 2008 Calls @ 100.00	600	90
Hartford Financial Services Group Inc.
December 2008 Calls @ 80.00	2,000	300
Honeywell International Inc.
December 2008 Calls @ 55.00	1,500	450
December 2008 Calls @ 60.00	1,500	225
		675
JPMorgan Chase & Co.
December 2008 Calls @ 40.00	1,000	9,400
December 2008 Calls @ 45.00	2,500	15,250
		24,650
Kraft Foods Inc.
December 2008 Calls @ 32.50	2,000	3,800
Lincoln National Corp.
October 2008 Calls @ 60.00	1,000	200
January 2009 Calls @ 55.00	1,000	1,500
		1,700
Marathon Oil Corp.
October 2008 Calls @ 55.00	1,000	100
October 2008 Calls @ 60.00	1,000	100
		200
McKesson Corporation
November 2008 Calls @ 65.00	1,500	150
Norfolk Southern Corp.
December 2008 Calls @ 75.00	1,000	2,600
Northrop Grumman Corporation
November 2008 Calls @ 80.00	1,200	240
November 2008 Calls @ 85.00	1,200	180
		420
Philip Morris International Inc.
December 2008 Calls @ 55.00	3,000	2,550
Principal Financial Group, Inc.
October 2008 Calls @ 55.00	1,100	660
October 2008 Calls @ 60.00	1,100	550
		1,210
Raytheon Company
November 2008 Calls @ 65.00	1,000	400
November 2008 Calls @ 75.00	1,000	150
		550
Reynolds American Inc.
November 2008 Calls @ 60.00	1,600	320
Southern Co.
November 2008 Calls @ 40.00	2,000	800
January 2009 Calls @ 40.00	2,000	1,800
		2,600
Transocean Inc.
November 2008 Calls @ 160.00	1,000	210
November 2008 Calls @ 165.00	1,000	200
		410

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 7

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2008 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

VF Corp.
November 2008 Calls @ 85.00	1,000	$ 1,800
Wyeth
October 2008 Calls @ 50.00	1,600	160
January 2009 Calls @ 55.00	1,200	180
		340
Total (Premiums Received $185,493)		$ 77,744

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2008
Assets:
Investment Securities at Market Value	$ 10,208,742
(Cost $11,031,798)
Cash	100
Prepaid Expenses	14,212
Receivables:
Dividends and Interest	22,455
Receivable for Fund Shares Sold	4,229
Total Assets	10,249,738
Liabilities
Covered Call Options Written (Premiums Received $185,493)	77,744
Shareholder Redemptions	4,081
Accrued Fund Accounting and Transfer Agency Fees	2,546
Payable to Advisor	4,005
Other Accrued Expenses	11,919
Total Liabilities	100,295
Net Assets	$ 10,149,443
Net Assets Consist of:
Paid In Capital	11,056,191
Accumulated Undistributed Net Investment Income	32,516
Realized Gain (Loss) on Investments and Options Written - Net	(223,957)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	(715,307)
Net Assets, for 511,838 Shares Outstanding	$ 10,149,443
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($10,149,443/511,838 shares)	$ 19.83

Statement of Operations (Unaudited)
For the six months ended September 30, 2008
Investment Income:
Dividends (Net of foreign withholding tax of $305)	$ 78,973
Interest	24,290
Total Investment Income	103,263
Expenses:
Investment advisor fees	40,428
Administration fees	12,034
Transfer agent fees & accounting fees	12,898
Legal fees	8,023
Audit fees	8,023
Custody fees	3,510
Printing and postage expense	752
Chief Compliance Officer expense	2,006
Trustees fees	1,504
Miscellaneous expense	1,830
Registration expense	9,781
Insurance expense	900
Total Expenses	101,689
Less:
Management Fee Waiver / Expense Reimbursement	(30,940)
Net Expenses	70,749
Net Investment Income	32,514

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	(400,958)
Realized Gain (Loss) on Options	179,527
Net Change In Unrealized Appreciation/(Depreciation) on Investments	(863,924)
Change In Unrealized Appreciation/(Depreciation) on Options	88,881
Net Realized and Unrealized Gain (Loss) on Investments & Options	(996,474)

Net Increase (Decrease) in Net Assets from Operations	$ (963,960)

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 9

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2008	4/1/2007
	to	to
	9/30/2008	3/31/2008
From Operations:
Net Investment Income	$ 32,514	$ 38,788
Net Realized Gain (Loss) on Investments	(400,958)	157,477
Net Realized Gain on Options	179,527	89,433
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options	(775,043)	(30,960)
Increase (Decrease) in Net Assets from Operations	(963,960)	254,738
From Distributions to Shareholders:
Net Investment Income	(10,847)	(34,297)
Net Realized Gain from Security Transactions	(80,031)	(289,097)
Change in Net Assets from Distributions	(90,878)	(323,394)
From Capital Share Transactions:
Proceeds From Sale of Shares	7,339,824	1,482,420
Shares Issued on Reinvestment of Dividends	90,878	300,766
Cost of Shares Redeemed	(664,623)	(122,537)
Net Increase (Decrease) from Shareholder Activity	6,766,079	1,660,649
Net Increase (Decrease) in Net Assets	5,711,241	1,591,993
Net Assets at Beginning of Period	4,438,202	2,846,209
Net Assets at End of Period (Including Accumulated	10,149,443$	$ 4,438,202
Undistributed Net Investment Income of $32,516 and $10,849)
Share Transactions:
Issued	335,274	67,616
Reinvested	4,221	13,553
Redeemed	(31,556)	(5,660)
Net Increase (Decrease) in Shares	307,939	75,509
Shares Outstanding at Beginning of Period	203,899	128,390
Shares Outstanding at End of Period	511,838	203,899

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2008		4/1/2007	4/1/2006	4/1/2005	4/1/2004	4/1/2003*
	to		to	to	to	to	to
	9/30/2008		3/31/2008	3/31/2007	3/31/2006	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 21.77		$ 22.17	$ 21.00	$ 20.65	$ 20.96	$ 20.00
Net Investment Income (a)	0.09		0.25	0.23	0.26	0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	(1.80)		1.55	2.88	1.55	0.80	0.90
Total from Investment Operations	(1.71)		1.80	3.11	1.81	0.97	1.07
Distributions (From Net Investment Income)	(0.03)		(0.22)	(0.22)	(0.26)	(0.16)	(0.11)
Distributions (From Capital Gains)	(0.20)		(1.98)	(1.72)	(1.20)	(1.12)	0.00
Total Distributions	(0.23)		(2.20)	(1.94)	(1.46)	(1.28)	(0.11)
Net Asset Value -
End of Period	$ 19.83		$ 21.77	$ 22.17	$ 21.00	$ 20.65	$ 20.96
Total Return (b)	(7.96)%	***	8.20%	15.18%	9.19%	4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	10,149		4,438	2,846	2,109	2,229	1,884
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.51%	**	3.55%	4.46%	5.69%	5.76%	7.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	**	-0.66%	-1.65%	-2.67%	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	**	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.80%	**	1.14%	1.06%	1.27%	0.87%	0.81%
Portfolio Turnover Rate	50.12%	***	80.43%	116.86%	79.81%	95.23%	215.61%

* Commencement of Operations. ** Annualized. *** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2008 Semi-Annual Report 10

NOTES TO THE FINANCIAL STATEMENTS NEIMAN LARGE CAP VALUE FUND September 30, 2008 (UNAUDITED)

1.) ORGANIZATION:
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust. Neiman Capital Management, LLC is the advisor to the Fund (the "Advisor"). The Fund commenced operations on April 1, 2003. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (“SFAS”) No. 157 "Fair Value Measurements" effective April 1, 2008. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including

2008 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodologies used in valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets and liabilities carried at fair value:

Investments
Valuation Inputs of Assets	in Securities
Level 1- Quoted Prices	$10,208,742
Level 2- Significant Other Observable Inputs	0
Level 3- Significant Unobservable Inputs	0
Total	$10,208,742

Written Options
Valuation Inputs of Liabilities	in Securities
Level 1- Quoted Prices	$77,744
Level 2- Significant Other Observable Inputs	0
Level 3- Significant Unobservable Inputs	0
Total	$77,744

In March 2008, the FASB issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax provision or excise provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually,

2008 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Effective September 28, 2007 the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the period ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2005.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC (the "Advisor"). Under the terms of the Investment Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Advisor also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2008, the Advisor earned management fees totaling $40,428 before the waiver of management fees and reimbursement of expenses described below. The Advisor has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2010. For the six month period ended September 30, 2008, the Advisor waived fees and/or reimbursed expenses totaling $30,940 to the Fund. At September 30, 2008, the Fund owed $4,005 to the Advisor. Certain officers and directors of the Advisor are also officers and/or Trustees of the Trust.

4.) CAPITAL STOCK
The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2008 was $11,056,191, representing 511,838 shares outstanding.

5.) INVESTMENT TRANSACTIONS
For the six month period ended September 30, 2008, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated

2008 Semi-Annual Report 13

Notes to the Financial Statements (Unaudited) - continued

$7,309,582 and $3,044,236 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2008 was $11,031,798, and premiums received from options written was $185,493.

At September 30, 2008, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$345,612	($1,060,919)	($715,307)

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At September 30, 2008, Harvey Neiman, President and Trustee of the Trust, and National Financial Services, LLC, for the benefit of its customers, held in aggregate, 25.48% and 53.92%, respectively, of the Fund, and therefore may be deemed to control the Fund.

7.) WRITTEN OPTIONS
As of September 30, 2008, Fund portfolio securities valued at $3,942,206 were held by the Fund as collateral for options written by the Fund.

Transactions in written options for the six month period ended September 30, 2008 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2008	592	$156,592
Options written	1,072	$272,912
Options terminated in closing purchase transactions	(102)	($31,728)
Options expired	(583)	($152,727)
Options exercised	(229)	($59,556)
Options outstanding at September 30, 2008	750	$185,493

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid on June 27, 2008 of which $0.0267 per share was paid from net investment income, $0.0070 per share was paid from long-term capital gains and $0.1900 per share was paid from short-term capital gains.

The tax character of distributions was as follows:

Distributions paid from:

	Six Months ended	Year ended
	September 30, 2008	March 31, 2008
Ordinary Income:	$ 10,847	$ 34,297
Short-term Capital Gain:	77,187	123,722
Long-term Capital Gain:	2,844	165,375
	$ 90,878	$ 323,394

2008 Semi-Annual Report 14

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Daniel Neiman
Harvey Neiman

Investment Advisor
Neiman Capital Management, LLC
6325 La Valle Plateada
P.O. Box 205
Rancho Santa Fe, CA 92067

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
480 N. Magnolia Avenue, Suite 103
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable. Item 4. Principal Accountant Fees and Services. Not applicable. Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Harvey Neiman Harvey Neiman President

Date: 12 - 4 - 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman Harvey Neiman President

Date: 12 - 4 - 2008

By: /s/ Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 12/5/08